OBLIGATION UNDER OPERATING LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
25.	OBLIGATION UNDER OPERATING LEASES

The Company leases (i) 2,178 square feet of agriculture space used for offices for a monthly rent of $634 in Enping City, Guangdong Province, P.R.C., its lease expiring on March 31, 2017; (ii) 5,081 square feet of office space in Guangzhou City, Guangdong Province, P.R.C. for a monthly rent of $12,733, its lease expiring on July 8, 2016; and (iii) 1,555 square feet of staff quarters in Linli District, Hunan Province, PRC for a monthly rent of $163, its lease expiring on May 1, 2016.

Lease expense was $40,591 and $38,002 for the three months ended September 30, 2014 and 2013, respectively. Lease expense was $118,709 and $114,006 for the nine months ended September 30, 2014 and 2013, respectively. The future minimum lease payments as of September 30, 2014, are as follows:

$

Year ended December 31, 2014	40,591
Year ended December 31, 2015	162,364
Thereafter	86,561
289,516

25. OBLIGATION UNDER OPERATING LEASES

The Company leases (i) 2,178 square feet of agriculture space used for offices for a monthly rent of $512 in Enping City, Guangdong Province, PRC, its lease expiring on March 31, 2014; (ii)  5,081 square feet of office space in Guangzhou City, Guangdong Province, PRC for a monthly rent of $11,838, its lease expiring on July 8, 2014; and (iii) 1,555 square feet each for two staff quarters in Linli District, Hunan Province, PRC for a monthly rent of $159, their leases expiring on January 23, 2013 and May 1, 2014.

Lease expense was $150,104 and $155,119 for the years ended December 31, 2013 and 2012, respectively.

The future minimum lease payments as of December 31, 2013, are as follows:

$

Year ended December 31,2014	85,038
Thereafter	-
85,038